Derivative Financial Instruments and Fair Value Measurement - Summary of SERP Assets Measured at Fair Value on a Recurring Basis (Detail) (Money Market Funds [Member], Supplemental Executive Retirement Plan [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 1,790	$ 1,836
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	1,790	1,836
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a recurring basis	$ 0	$ 0